Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 16, 2021 shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Mar. 31, 2022 $ / shares	Mar. 31, 2022	Dec. 31, 2021 $ / shares	Dec. 31, 2021	Dec. 31, 2019 USD ($)
Cash and Cash Equivalents [Line Items]
Preferred stock, conversion ratio	1
Recapitalization exchange ratio	1.00656519
Additional paid-in capital		$ 1,096,500		$ 1,072,500	$ 61,700
Cash and cash equivalents		704,200		746,600	36,600
Change in fair value of warrant liabilities		$ 6,600	$ 0	$ 10,400	0
Finite-lived intangible asset, useful life		15 years		15 years
Finite-lived intangible assets, gross				$ 500	500
Finite-lived intangible assets, accumulated amortization				36	3
Amortization of intangible assets				$ 33	3
Number of operating segments | segment				1
Number of reportable segments | segment				1
General and administrative | Restricted Stock Units (RSUs)
Cash and Cash Equivalents [Line Items]
Share-based payment arrangement, accelerated cost				$ 118,100
Stock price
Cash and Cash Equivalents [Line Items]
Warrant liability, measurement input							4.81	6.04	6.04
Public Warrants | Stock price
Cash and Cash Equivalents [Line Items]
Warrant liability, measurement input						0.91	0.91	1.16
Money Market Funds
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 300		300	34,400
New Archer Class A and B Common Stock
Cash and Cash Equivalents [Line Items]
Capital shares reserved for future issuance (in shares) | shares	60,260,483
Series Seed Preferred Stock
Cash and Cash Equivalents [Line Items]
Temporary equity, carrying amount				0	0					$ 0
Series Seed Preferred Stock | Revision of Prior Period, Adjustment
Cash and Cash Equivalents [Line Items]
Additional paid-in capital					5,900
Temporary equity, carrying amount										5,900
Series A Preferred Stock
Cash and Cash Equivalents [Line Items]
Temporary equity, carrying amount				$ 0	0					0
Series A Preferred Stock | Revision of Prior Period, Adjustment
Cash and Cash Equivalents [Line Items]
Additional paid-in capital					$ 55,600
Temporary equity, carrying amount										$ 55,600
Common Stock
Cash and Cash Equivalents [Line Items]
Shares issued following conversion (in shares) | shares	124,735,762